Leases - Schedule of Future Lease Payments Under Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Lease Payments Under Operating Leases [Abstract]
Second half of 2026	$ 8,832
2027	18,611
2028	18,385
2029	18,103
2030	17,040
Thereafter	52,050
Total undiscounted cash flows	133,021
Less: imputed interest	(22,425)
Present value of operating lease liabilities	110,596
Less: current obligation	(13,065)	$ (11,888)
Operating lease liabilities	$ 97,531	$ 98,468